Note 19 - Income Tax - Reconciliation of Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Net loss for the year	$ 11,087,643	$ 6,215,974
Canadian statutory income tax rate	26.99%	27.00%
Expected tax recovery	$ 2,992,744	$ 1,678,313
Non-deductible permanent differences	(1,584,821)	(1,046,799)
Income tax rate differences	(8,541)
Change in benefits not recognized	(1,374,091)	(336,853)
Other	(25,291)	(294,661)
Tax recovery for the year